Financial asset at fair value through other comprehensive income - Summary of Investment (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Investment	¥ 129,060	[1]

[1]	Investment